Schedule of Investments (unaudited)	iShares® Global 100 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
BHP Group Ltd.	535,790	$19,492,207
Rio Tinto PLC	196,132	16,198,042
		35,690,249
France — 4.6%
AXA SA	376,573	9,562,068
Cie. de Saint-Gobain	96,774	6,386,682
Engie SA	320,476	4,394,549
L’Oreal SA	43,925	19,616,628
LVMH Moet Hennessy Louis Vuitton SE	48,794	38,384,131
Orange SA	369,081	4,212,243
Sanofi	208,368	21,891,679
Schneider Electric SE	97,981	15,446,170
Societe Generale SA	143,221	4,236,676
TotalEnergies SE	454,302	20,580,693
Vivendi SE	159,057	5,344,175
		150,055,694
Germany — 3.5%
Allianz SE, Registered	74,951	18,704,528
BASF SE	167,711	13,239,064
Bayer AG, Registered	178,348	10,842,701
Daimler AG, Registered	151,774	13,562,311
Deutsche Bank AG, Registered(a)	373,179	4,865,390
Deutsche Telekom AG, Registered	588,565	12,448,151
E.ON SE	405,958	4,696,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,521	6,994,302
RWE AG	124,450	4,512,206
Siemens AG, Registered	146,868	23,319,507
		113,184,960
Japan — 3.3%
Bridgestone Corp.	112,800	5,127,027
Canon Inc.	194,550	4,397,211
Honda Motor Co. Ltd.	312,200	10,041,361
Mitsubishi UFJ Financial Group Inc.	2,342,500	12,617,305
Nissan Motor Co. Ltd.(a)	428,300	2,133,655
Panasonic Corp.	423,500	4,876,397
Seven & i Holdings Co. Ltd.	145,520	6,970,526
Sony Group Corp.	229,400	22,244,279
Toyota Motor Corp.	464,200	40,577,595
		108,985,356
Netherlands — 1.4%
ING Groep NV	708,718	9,407,771
Koninklijke Philips NV	166,377	8,257,983
Royal Dutch Shell PLC, Class A	745,064	14,936,943
Royal Dutch Shell PLC, Class B	672,750	13,059,950
		45,662,647
South Korea — 2.0%
Samsung Electronics Co. Ltd.	936,409	67,033,894

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,203,074	7,462,646
Banco Santander SA	3,152,251	12,057,532
Repsol SA	262,215	3,294,098
Telefonica SA	943,221	4,402,461
		27,216,737
Switzerland — 5.7%
ABB Ltd., Registered	346,552	11,773,983
Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	441,977	$4,626,582
Nestle SA, Registered	525,475	65,498,912
Novartis AG, Registered	449,975	41,049,662
Roche Holding AG, Bearer	4,950	2,013,166
Roche Holding AG, NVS	128,143	48,289,130
Swiss Re AG	51,922	4,689,731
UBS Group AG, Registered	701,598	10,746,534
		188,687,700
United Kingdom — 5.6%
Anglo American PLC	246,969	9,827,919
AstraZeneca PLC	238,734	28,682,488
Aviva PLC	707,556	3,972,187
Barclays PLC	2,913,517	6,914,001
BP PLC	3,666,390	16,078,551
Diageo PLC	423,980	20,320,718
GlaxoSmithKline PLC	914,532	17,978,860
HSBC Holdings PLC	3,784,695	21,843,387
National Grid PLC	693,910	8,826,306
Prudential PLC	476,789	9,071,277
Standard Chartered PLC	477,268	3,045,830
Unilever PLC	478,206	27,943,271
Vodafone Group PLC	4,874,757	8,170,231
		182,675,026
United States — 71.7%
3M Co.	105,261	20,907,993
Abbott Laboratories	324,080	37,570,594
Alphabet Inc., Class A(a)	54,854	133,941,949
Alphabet Inc., Class C, NVS(a)	51,937	130,170,742
Amazon.com Inc.(a)	78,187	268,975,790
American Tower Corp.	82,933	22,403,521
Aon PLC, Class A	41,102	9,813,514
Apple Inc.	2,861,088	391,854,613
Bristol-Myers Squibb Co.	407,322	27,217,256
Caterpillar Inc.	99,913	21,744,066
Chevron Corp.	352,522	36,923,154
Citigroup Inc.	377,015	26,673,811
Coca-Cola Co. (The)	707,779	38,297,922
Colgate-Palmolive Co.	154,256	12,548,726
DuPont de Nemours Inc.	97,059	7,513,337
Emerson Electric Co.	108,847	10,475,435
Exxon Mobil Corp.	772,169	48,708,421
Ford Motor Co.(a)	710,757	10,561,849
General Electric Co.	1,594,255	21,458,672
Goldman Sachs Group Inc. (The)	62,053	23,550,975
Honeywell International Inc.	126,497	27,747,117
HP Inc.	219,101	6,614,659
Intel Corp.	736,504	41,347,335
International Business Machines Corp.	162,526	23,824,686
Johnson & Johnson	480,314	79,126,928
Johnson Controls International PLC	130,916	8,984,765
JPMorgan Chase & Co.	552,128	85,877,989
Kimberly-Clark Corp.	61,178	8,184,393
Marsh & McLennan Companies Inc.	92,540	13,018,527
McDonald’s Corp.	136,097	31,437,046
Merck & Co. Inc.	461,830	35,916,519
Microsoft Corp.	1,373,708	372,137,497
Morgan Stanley	271,487	24,892,643
Nike Inc., Class B	232,543	35,925,568
PepsiCo Inc.	252,000	37,338,840
Pfizer Inc.	1,020,981	39,981,616

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	284,267	$28,173,702
Procter & Gamble Co. (The)	446,541	60,251,777
Raytheon Technologies Corp.	276,362	23,576,442
Texas Instruments Inc.	168,444	32,391,781
Walmart Inc.	250,435	35,316,344
		2,353,378,514
Total Common Stocks — 99.7%
(Cost: $2,109,237,572)		3,272,570,777

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	4,406,000	4,406,000

Total Short-Term Investments — 0.1%
(Cost: $4,406,000)		4,406,000

Total Investments in Securities — 99.8%
(Cost: $2,113,643,572)		3,276,976,777

Other Assets, Less Liabilities — 0.2%		7,462,997

Net Assets — 100.0%		$3,284,439,774

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$7,589	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,816,000	1,590,000	(b)	—	—	—	4,406,000	4,406,000	125		—
					$—	$—	$4,406,000		$7,714		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	29	09/17/21	$1,394	$(20,757)
FTSE 100 Index	11	09/17/21	1,062	(14,214)
S&P 500 E-Mini Index	41	09/17/21	8,792	104,360
				$69,389

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,353,378,514	$919,192,263	$—	$3,272,570,777
Money Market Funds	4,406,000	—	—	4,406,000
	$2,357,784,514	$919,192,263	$—	$3,276,976,777
Derivative financial instruments(a)
Assets
Futures Contracts	$104,360	$—	$—	$104,360
Liabilities
Futures Contracts	(34,971)	—	—	(34,971)
	$69,389	$—	$—	$69,389

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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